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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

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
Report for the Calendar Year or Quarter Ended:       September 30, 2002

Check here if Amendment  [  ]                        Amendment No.:    _______
      This Amendment (Check only one):               [  ]  is a restatement.
                                                     [  ]  adds new holdings entries.
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Institutional Investment Manager Filing this Report:
Name:    Margaret St. Clair
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number:  028-05991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Margaret St. Clair
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts    October 25, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation






                                      -2-


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                              FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $362 (in thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
         13F File No.      Name

1.       28-05993          Philip B. Waring
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                                      -3-

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             MARGARET ST. CLAIR FORM 13F INFORMATION TABLE

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
          COLUMN 1                   COLUMN 2             COLUMN 3        COLUMN 4           COLUMN 5          COLUMN 6
-----------------------------------------------------------------------------------------------------------------------------------
       NAME OF ISSUER             TITLE OF CLASS           CUSIP            VALUE       SHRS OR    SH/ PUT/   INVESTMENT
                                                                          (X $1000)     PRN AMT    PRN CALL   DISCRETION
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Cap Corp. SR Public
Income NT Pines 8 1/8
12/15/28                          Preferred Stock         00206J308          $ 51       2,000                 Shared-Other

Chase Capital IV Cap Secs
Ser D 7.34%                       Preferred Stock         16147N208          $ 50       2,000                Shared-Other

Citigroup Cap VII Cap Secs
7.125% Trups Callable             Preferred Stock         17306N203          $ 51       2,000                Shared-Other

SBC Communications Inc
Public Income NT Pines 7%
Callable                          Preferred Stock         78387G301          $ 52       2,000                Shared-Other

Tennessee Valley Auth
Putable Automatic rate Reset
Sec Parrs 1998 6.75% to 6/03
Reset Annually 6/01/28 MTY        Preferred Stock         880591300          $ 79       3,000                Shared-Other

Tennessee Valley Auth
Putable Automatic Rate Reset
Sec Parrs 1999 6.5%               Preferred Stock         880591409          $ 79       3,000                Shared-Other
                                                                           -------
            TOTAL                                                           $ 362
                                                                           =======

          COLUMN 1                    COLUMN 7              COLUMN 8
-------------------------------------------------------------------------------
       NAME OF ISSUER                  OTHER            VOTING AUTHORITY
                                      MANAGERS       SOLE    SHARED   OTHER
-------------------------------------------------------------------------------
AT&T Cap Corp. SR Public
Income NT Pines 8 1/8
12/15/28                                 1          2,000

Chase Capital IV Cap Secs
Ser D 7.34%                              1          2,000

Citigroup Cap VII Cap Secs
7.125% Trups Callable                    1          2,000

SBC Communications Inc
Public Income NT Pines 7%
Callable                                 1          2,000

Tennessee Valley Auth
Putable Automatic rate Reset
Sec Parrs 1998 6.75% to 6/03
Reset Annually 6/01/28 MTY               1          3,000

Tennessee Valley Auth
Putable Automatic Rate Reset
Sec Parrs 1999 6.5%                      1          3,000

            TOTAL
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